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                                                           Prospectus Supplement

                                                           July 22, 2004

MORGAN STANLEY INSTITUTIONAL FUND, INC.

The Fund will suspend offering of shares of the Small Company Growth Portfolio to new investors at the close of business on July 30, 2004. Following the suspension of the offering of shares to new investors, the Fund will continue to offer shares of the Portfolio to existing shareholders. The Fund may recommence offering shares of the Portfolio to new investors at such time as the Investment Adviser determines that it would be consistent with prudent portfolio management to do so.

[SIDENOTE]

Supplement dated July 22, 2004 to the Prospectus dated April 30, 2004 of:

SMALL COMPANY GROWTH PORTFOLIO








PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                                                           Prospectus Supplement

                                                           July 22, 2004


MORGAN STANLEY INSTITUTIONAL FUND, INC.

The Fund will suspend offering of shares of the International Small Cap Portfolio to new investors at the close of business on July 30, 2004. Following the suspension of the offering of shares to new investors, the Fund will continue to offer shares of the Portfolio to existing shareholders. The Fund may recommence offering shares of the Portfolio to new investors at such time as the Investment Adviser determines that it would be consistent with prudent portfolio management to do so.


[SIDENOTE]

Supplement dated July 22, 2004 to the Prospectus dated April 30, 2004 of:

INTERNATIONAL SMALL CAP PORTFOLIO







PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
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                                                           Prospectus Supplement

                                                           July 22, 2004


MORGAN STANLEY INSTITUTIONAL FUND, INC.

The Fund will suspend the offering of shares of the Global Franchise Portfolio to new investors when assets in the Portfolio reach $100 million. Following the suspension of the offering of shares to new investors, the Fund will continue to offer shares of the Portfolio to existing shareholders. The Fund may recommence offering shares of the Portfolio to new investors at such time as the Investment Adviser determines that it would be consistent with prudent portfolio management to do so.


[SIDENOTE]

Supplement dated July 22, 2004 to the Prospectus dated April 30, 2004 of:

GLOBAL FRANCHISE PORTFOLIO







PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.